Prospectus supplement dated August 9, 2013
to the following prospectus(es):
NEA Valuebuilder Future, NEA Valuebuilder Select, and NEA Valuebuilder prospectus dated May 1, 2013
This supplement updates certain information contained in your prospectus. Please read it and keep it with your prospectus for future reference.
The prospectus offers the following underlying investment option under the contract. Effective August 15, 2013, the name of the investment option will be updated as indicated below:
CURRENT NAME	UPDATED NAME
Guggenheim SBL Fund - Series D (MSCI EAFE Equal Weight Series)	Guggenheim SBL Fund - Series D (World Equity Income Series)
PROS-0232
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